Exhibit 99.1

SLM Student Loan Trust 2010-2
Monthly Servicing Report

Distribution Date	9/27/2010
Collection Period	08/26/2010 - 8/31/2010

SLM Funding LLC -	Depositor
Sallie Mae Inc. -	Master Servicer and Administrator
Deutsche Bank -	Indenture Trustee
Bank of New York Trust Company, N.A. -	Eligible Lender Trustee
SLM Investment Corp. -	Excess Distribution Certificateholder

I. 2010-2 Deal Parameters

	Student Loan Portfolio Characteristics		8/26/2010	Activity	8/31/2010
A	i	Portfolio Balance	$679,589,352.80	($6,968,786.04)	$672,620,566.76
	ii	Interest to be Capitalized	17,411,085.17		17,532,284.43

	iii	Total Pool	$697,000,437.97		$690,152,851.19
	iv	Capitalized Interest	3,000,000.00		3,000,000.00
	vi	Specified Reserve Account Balance	3,768,055.00		3,450,764.26

	vii	Total Adjusted Pool	$703,768,492.97		$696,603,615.45

B	i	Weighted Average Coupon (WAC)	5.139%		5.154%
	ii	Weighted Average Remaining Term	115.40		115.41
	iii	Number of Loans	193,647		192,616
	iv	Number of Borrowers	57,127		87,415
	v	Aggregate Outstanding Principal Balance - T-Bill Other	$-		$-
	vi	Aggregate Outstanding Principal Balance - T-Bill	$179,997,983		$179,680,743
	vii	Aggregate Outstanding Principal Balance - Commercial Paper	$516,754,575		$510,472,108
	viii	Pool Factor	1.000000000		0.990679510

						% of O/S		% of O/S
	Notes			Spread	Balance 08/26/2010	Securities	Balance 09/27/2010	Securities
C	i	A Notes	78446AAA3	0.50%	$738,000,000.00	97.057%	$709,067,001.33	96.940%
	ii	B Notes	78446AAB1	0.90%	$22,379,000.00	2.943%	$22,379,000.00	3.060%

		Total Notes			$760,379,000.00	100.000%	$731,446,001.33	100.000%

	Reserve Account		8/26/2010	9/27/2010
D	i	Required Reserve Acct Deposit (%)	0.50%	0.50%
	ii	Reserve Acct Initial Deposit ($)	$3,768,055.00	$3,768,055.00
	iii	Specified Reserve Acct Balance ($)	$3,768,055.00	$3,450,764.26
	iv	Reserve Account Floor Balance ($)	$1,130,416.00	$1,130,416.00
	v	Current Reserve Acct Balance ($)	$3,768,055.00	$3,450,764.26

	Other Accounts		8/26/2010	9/27/2010
E	i	Supplemental Loan Purchase Account	$37,680,545.75	$37,680,545.75
	iii	Capitalized Interest Account	$3,000,000.00	$3,000,000.00
	iii	Floor Income Rebate Account	$0.00	$458,740.15

	Asset/Liability		8/26/2010	9/27/2010
F	i	Total Adjusted Pool + Supplemental Loan Purchase	$760,379,000.00	$734,284,161.20
	ii	Total Outstanding Balance Notes	$760,379,000.00	$731,446,001.33
	iii	Difference	$0.00	$2,838,159.87
	iv	Parity Ratio	1.00000	1.00388

II. 2010-2	Transactions from: 8/26/2010 through:	8/31/2010

A	Student Loan Principal Activity
	i	Regular Principal Collections	$7,057,571.63
	ii	Principal Collections from Guarantor	0.00
	iii	Principal Reimbursements	50,167.79
	iv	Other System Adjustments	0.00

	v	Total Principal Collections	$7,107,739.42

B	Student Loan Non-Cash Principal Activity
	i	Other Adjustments	$6,131.46
	ii	Capitalized Interest	(145,084.84)

	iii	Total Non-Cash Principal Activity	$(138,953.38)

C	Student Loan Principal Purchases		$0.00

D	Total Student Loan Principal Activity		$6,968,786.04

E	Student Loan Interest Activity
	i	Regular Interest Collections	$156,492.31
	ii	Interest Claims Received from Guarantors	0.00
	iii	Collection Fees/Returned Items	66.11
	iv	Late Fee Reimbursements	12,162.32
	v	Interest Reimbursements	832.05
	vi	Other System Adjustments	0.00
	vii	Special Allowance Payments	0.00
	viii	Subsidy Payments	0.00

	ix	Total Interest Collections	$169,552.79

F	Student Loan Non-Cash Interest Activity
	i	Interest Accrual Adjustment	$2,838.31
	ii	Capitalized Interest	145,084.84

	iii	Total Non-Cash Interest Adjustments	$147,923.15

G	Student Loan Interest Purchases		$0.00

H	Total Student Loan Interest Activity		$317,475.94

I	Non-Reimbursable Losses During Collection Period		$4.95

J	Cumulative Non-Reimbursable Losses to Date		$4.95

III. 2010-2 Collection Account Activity 8/26/2010 through 8/31/2010

A	Principal Collections
	i	Principal Payments Received	$474,528.09
	ii	Consolidation Principal Payments	6,583,043.54
	iii	Reimbursements by Seller	0.00
	iv	Borrower Benefits Reimbursements	0.00
	v	Reimbursements by Servicer	6,613.56
	vi	Re-purchased Principal	43,554.23

	vii	Total Principal Collections	$7,107,739.42

B	Interest Collections
	i	Interest Payments Received	$67,698.30
	ii	Consolidation Interest Payments	88,794.01
	iii	Reimbursements by Seller	0.00
	iv	Borrower Benefits Reimbursements	0.00
	v	Reimbursements by Servicer	248.70
	vi	Re-purchased Interest	583.35
	vii	Collection Fees/Return Items	66.11
	viii	Late Fees	12,162.32

	ix	Total Interest Collections	$169,552.79

C	Other Reimbursements		$1,313.49

D	Reserves in Excess of the Requirement		$317,290.74

E	Administrator Account Investment Income		$0.00

F	Investment Earnings for Period in Trust Accounts		$124.11

G	Funds borrowed during previous distribution		$0.00

H	Funds borrowed from subsequent distribution		$0.00

I	Excess Transferred from Supplemental Loan Purchase Account		$0.00

J	Funds Released from Capitalized Interest Account		$0.00

K	Intial Deposit to the Collection Account		$22,379,931.28

L	TOTAL AVAILABLE FUNDS LESS FUNDS PREVIOUSLY REMITTED:		$29,975,951.83
		Servicing Fees to Servicer	$0.00
		Floor Income Rebate Fees to Dept. of Education	$0.00
		Consolidation Loan Rebate Fees to Dept. of Education	$0.00
		Funds Allocated to the Floor Income Rebate Account	$(458,740.15)
		Funds Released from the Floor Income Rebate Account	$0.00

M	NET AVAILABLE FUNDS		$29,517,211.68

N	Servicing Fees Due for Current Period		$54,856.38

O	Carryover Servicing Fees Due		$0.00

P	Administration Fees Due		$6,667.00

Q	Total Fees Due for Period		$61,523.38

IV. 2010-2 Portfolio Characteristics

	Weighted Avg Coupon	# of Loans	%*	Principal Amount	%*
STATUS	8/31/2010	8/31/2010	8/31/2010	8/31/2010	8/31/2010

INTERIM:
In School
Current	6.522%	26,653	13.837%	$141,805,895.79	21.083%

Grace
Current	6.577%	16,131	8.375%	$93,106,158.19	13.842%

TOTAL INTERIM	6.543%	42,784	22.212%	$234,912,053.98	34.925%

REPAYMENT
Active
Current	4.502%	74,414	38.633%	$177,081,739.56	26.327%
31-60 Days Delinquent	4.665%	9,257	4.806%	32,588,968.94	4.845%
61-90 Days Delinquent	4.657%	7,146	3.710%	24,776,321.26	3.684%
91-120 Days Delinquent	4.200%	3,827	1.987%	13,082,198.01	1.945%
> 120 Days Delinquent	3.796%	9,681	5.026%	32,097,769.74	4.772%

Deferment
Current	4.008%	26,345	13.677%	82,700,986.13	12.295%

Forbearance
Current	4.490%	19,160	9.947%	75,377,033.37	11.206%

TOTAL REPAYMENT	4.367%	149,830	77.787%	$437,705,017.01	65.075%

Claims in Process (1)	3.270%	2	0.001%	$3,495.77	0.001%
Aged Claims Rejected (2)	0.000%	0	0.000%	$0.00	0.000%

GRAND TOTAL	5.154%	192,616	100.000%	$672,620,566.76	100.000%

(1) Claims filed and unpaid; includes claims rejected aged less than 6 months.

(2) Claims rejected (subject to cure) aged 6 months or more; also includes claims deemed incurable pending repurchase.

* Percentages may not total 100% due to rounding.

V.    2010-2 Interest Accruals

A	Borrower Interest Accrued During Collection Period	$435,963.74

B	Interest Subsidy Payments Accrued During Collection Period	121,995.93

C	Special Allowance Payments Accrued During Collection Period	13,811.69

D	Investment Earnings Accrued for Collection Period (TRUST ACCOUNTS)	124.11

E	Investment Earnings (ADMINISTRATOR ACCOUNTS)	0.00

F	Net Expected Interest Collections	$571,895.47

VI.   2010-2 Accrued Interest Factors

		Accrued		Record Date
		Int Factor	Accrual Period	(Days Prior to Distribution Date)	Rate *	Index
A	Class A Interest Rate	0.000676942	08/26/2010 - 09/27/2010	1 NY Business Day	0.76156%	LIBOR
B	Class B Interest Rate	0.001032498	08/26/2010 - 09/27/2010	1 NY Business Day	1.16156%	LIBOR
   * Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see http://www.salliemae.com/salliemae/investor/slmtrust/extracts/abrate.txt.

VII. 2010-2 Inputs From Initial Period	8/26/2010

A	Total Student Loan Pool Outstanding
	i	Portfolio Balance		$679,589,352.80
	ii	Interest To Be Capitalized		17,411,085.17
	iii	Total Pool		$697,000,437.97
	iv	Capitalized Interest		3,000,000.00
	vi	Specified Reserve Account Balance		3,768,055.00

	vii	Total Adjusted Pool		$703,768,492.97

B	Total Note Factor			1.000000000
C	Total Note Balance			$760,379,000.00

D	Note Balance 8/26/2010		Class A	Class B
	i	Current Factor	1.000000000	1.000000000
	ii	Expected Note Balance	$738,000,000.00	$22,379,000.00
	iii	Note Principal Shortfall	$0.00	$0.00
	iv	Interest Shortfall	$0.00	$0.00
	v	Interest Carryover	$0.00	$0.00

E	Reserve Account Balance			$3,768,055.00
F	Unpaid Primary Servicing Fees from Prior Month(s)			$0.00
G	Unpaid Administration fees from Prior Quarter(s)			$0.00
H	Unpaid Carryover Servicing Fees from Prior Quarter(s)			$0.00
I	Interest Due on Unpaid Carryover Servicing Fees			$0.00

VIII.    2010-2 Waterfall for Distributions

			Remaining
			Funds Balance
A	Total Available Funds (Section III-M)	$29,517,211.68	$29,517,211.68

B	Primary Servicing Fees - Current Month	$54,856.38	$29,462,355.30

C	Administration Fee	$6,667.00	$29,455,688.30

D	Class A Noteholders’ Interest Distribution Amounts	$499,583.36	$28,956,104.94

E	Class B Noteholders’ Interest Distribution Amounts	$23,106.27	$28,932,998.67

F	Reinstate Reserve Account to the Specified Reserve Account Balance	$0.00	$28,932,998.67

G	Class A Noteholders’ Principal Distribution Amounts	$28,932,998.67	$0.00

H	Class B Noteholders’ Principal Distribution Amounts	$0.00	$0.00

I	Indenture Trustee, the Eligible Lender Trustee and the Delaware Trustee Fees	$0.00	$0.00

J	Carryover Servicing Fees	$0.00	$0.00

K	Additional Principal Distribution Amount	$0.00	$0.00

L	Excess to Certificateholder	$0.00	$0.00

IX. 2010-2              Account Reconciliations

A Reserve Account

i	Beginning Balance	$3,768,055.00

ii	Deposits to correct Shortfall	$0.00

iii	Total Reserve Account Balance Available	$3,768,055.00

iv	Required Reserve Account Balance	$3,450,764.26

v	Shortfall Carried to Next Period	$0.00

vi	Excess Reserve - Release to Collection Account	$317,290.74

vii	Ending Reserve Account Balance	$3,450,764.26

B Supplemental Loan Purchase Account
Supplemental Purchase Period End Date		9/24/2010

i	Beginning Balance	$37,680,545.75

ii	Supplemental Loan Purchases	$0.00

iii	Transfers to Collection Account	$-

iv	Ending Balance	$37,680,545.75

D Capitalized Interest Account
Capitalized Interest Account Initial Release Date		8/26/2013

i	Beginning Balance	$3,000,000.00

ii	Transfers to Collection Account	$0.00

iii	Ending Balance	$3,000,000.00

E Floor Income Rebate Account

i	Beginning Balance	$0.00

ii	Deposits for the Period	$458,740.15

iii	Release to Collection Account	$0.00

iv	Ending Balance	$458,740.15

X.   2010-2 Distributions

A	Distribution Amounts		Class A	Class B
	i	Monthly Interest Due	$499,583.36	$23,106.27
	ii	Monthly Interest Paid	499,583.36	23,106.27

	iii	Interest Shortfall	$0.00	$0.00

	iv	Monthly Principal Due	$68,775,384.55	$0.00
	v	Monthly Principal Paid	28,932,998.67	0.00

	vi	Monthly Principal Shortfall	$39,842,385.88	$0.00

	vii	Total Distribution Amount	$29,432,582.03	$23,106.27

B	Principal Distribution Reconciliation
	i	Notes Outstanding Principal Balance 8/31/10	$760,379,000.00
	ii	Adjusted Pool Balance 8/31/10	696,603,615.45
	iii	Overcollaterlization Amount	5,000,000.00

	iv	Principal Distribution Amount (i - (ii - iii))	$68,775,384.55

	v	Principal Distribution Amount Paid	$28,932,998.67

	vi	Principal Shortfall (iv - v)	$39,842,385.88

C		Total Principal Distribution	$28,932,998.67
D		Total Interest Distribution	522,689.63

E		Total Cash Distributions	$29,455,688.30

					Paydown
F	Note Balances			8/26/2010	Factor	9/27/2010
	i	A Note Balance	78446AAA3	$738,000,000.00		$709,067,001.33
		A Note Pool Factor		1.000000000	0.039204605	0.960795395

	ii	B Note Balance	78446AAB1	$22,379,000.00		$22,379,000.00
		B Note Pool Factor		1.000000000	0.000000000	1.000000000

XI.   2010-2 Historical Pool Information

			8/26/10 – 8/31/10

Beginning Student Loan Portfolio Balance			$679,589,352.80

	Student Loan Principal Activity
	i	Regular Principal Collections	$7,057,571.63
	ii	Principal Collections from Guarantor	0.00
	iii	Principal Reimbursements	50,167.79
	iv	Other System Adjustments	0.00

	v	Total Principal Collections	$7,107,739.42

	Student Loan Non-Cash Principal Activity
	i	Other Adjustments	$6,131.46
	ii	Capitalized Interest	(145,084.84)

	iii	Total Non-Cash Principal Activity	$(138,953.38)

	Student Loan Principal Purchases		$0.00

(-)	Total Student Loan Principal Activity		$6,968,786.04

	Student Loan Interest Activity
	i	Regular Interest Collections	$156,492.31
	ii	Interest Claims Received from Guarantors	0.00
	iii	Collection Fees/Returned Items	66.11
	iv	Late Fee Reimbursements	12,162.32
	v	Interest Reimbursements	832.05
	vi	Other System Adjustments	0.00
	vii	Special Allowance Payments	0.00
	viii	Subsidy Payments	0.00

	ix	Total Interest Collections	$169,552.79

	Student Loan Non-Cash Interest Activity
	i	Interest Accrual Adjustment	$2,838.31
	ii	Capitalized Interest	145,084.84

	iii	Total Non-Cash Interest Adjustments	$147,923.15

	Student Loan Interest Purchases		$0.00

	Total Student Loan Interest Activity		$317,475.94

(=)	Ending Student Loan Portfolio Balance		$672,620,566.76

(+)	Interest to be Capitalized		$17,532,284.43

(=)	TOTAL POOL		$690,152,851.19

(+)	Capitalized Interest		$3,000,000.00

(+)	Reserve Account Balance		$3,450,764.26

(=)	Total Adjusted Pool		$696,603,615.45

XII. 2010-2 Payment History and CPRs

Distribution	Actual	Since Issued
Date	Pool Balances	CPR *

Sep-10	$690,152,851	39.56%

* Constant Prepayment Rate. Since Issued CPR is based on the current period’s ending pool balance calculated against the period’s projected pool balance as determined at the trust’s statistical cutoff date.